PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		$ 10,065,335		$ 10,498,149		$ 10,938,657	$ 10,773,076
Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		556,822	[1]	470,065	[2]	1,142,812	937,279
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		49,780		50,148		45,313	57,988
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		124,548		130,219		91,491	167,006
Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		6,832,398		7,749,542
Own Aircraft [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		6,405,573		7,313,659
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	[3]	426,825		435,883
Machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		9,788		12,425
Information Technology Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		30,156		39,714		43,889	51,009
Fixed Installations and Accessories [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		80,777		83,912		88,958	43,783
Motor Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		11,478		28,953
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		84,225		104,541		54,088	56,523
Other Property, Plants and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		2,285,363		1,828,630		$ 2,129,506	$ 2,503,434
Financial Leasing Aircraft [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		2,222,620		1,753,366
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		62,743		75,264
Gross Book Value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		14,310,287		14,486,764
Gross Book Value [Member] | Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	[1]	556,822		470,065
Gross Book Value [Member] | Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		49,780		50,148
Gross Book Value [Member] | Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		190,552		190,771
Gross Book Value [Member] | Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		9,222,540		10,099,587
Gross Book Value [Member] | Own Aircraft [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		8,544,185		9,436,684
Gross Book Value [Member] | Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	[3]	678,355		662,903
Gross Book Value [Member] | Machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		39,084		39,246
Gross Book Value [Member] | Information Technology Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		166,713		163,695
Gross Book Value [Member] | Fixed Installations and Accessories [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		186,989		178,363
Gross Book Value [Member] | Motor Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		70,290		96,808
Gross Book Value [Member] | Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		186,679		192,100
Gross Book Value [Member] | Other Property, Plants and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		3,640,838		3,005,981
Gross Book Value [Member] | Financial Leasing Aircraft [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		3,551,041		2,905,556
Gross Book Value [Member] | Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		89,797		100,425
Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		(4,244,952)		(3,988,615)
Accumulated Depreciation [member] | Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	[1]
Accumulated Depreciation [member] | Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value
Accumulated Depreciation [member] | Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		(66,004)		(60,552)
Accumulated Depreciation [member] | Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		(2,390,142)		(2,350,045)
Accumulated Depreciation [member] | Own Aircraft [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		(2,138,612)		(2,123,025)
Accumulated Depreciation [member] | Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	[3]	(251,530)		(227,020)
Accumulated Depreciation [member] | Machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		(29,296)		(26,821)
Accumulated Depreciation [member] | Information Technology Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		(136,557)		(123,981)
Accumulated Depreciation [member] | Fixed Installations and Accessories [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		(106,212)		(94,451)
Accumulated Depreciation [member] | Motor Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		(58,812)		(67,855)
Accumulated Depreciation [member] | Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		(102,454)		(87,559)
Accumulated Depreciation [member] | Other Property, Plants and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		(1,355,475)		(1,177,351)
Accumulated Depreciation [member] | Financial Leasing Aircraft [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		(1,328,421)		(1,152,190)
Accumulated Depreciation [member] | Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		$ (27,054)		$ (25,161)

[1]	As of December 31, 2017, includes pre-delivery payments to aircraft manufacturers for ThUS$ 543,720 (ThUS$ 434,250 as of December 31, 2016).
[2]	It includes pre-delivery payments to aircraft manufacturers for ThUS$ 434,250 (ThUS$ 1,016,007 as of December 31, 2015).
[3]	Mainly considers rotable and tools.